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The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments — December 31, 2025 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 80 .9%
Aerospace — 5 .3%
$ 1,250,000 AeroVironment Inc. ,
Zero Coupon , 07/15/30 ........... $ 1,359,375
500,000 AST SpaceMobile Inc. ,
2.000% , 01/15/36 (a) ............. 500,275
1,000,000 Astronics Corp. ,
Zero Coupon , 01/15/31 (a) ......... 1,177,500
800,000 BlackSky Technology Inc. ,
8.250% , 08/01/33 (a) ............. 853,440
800,000 Voyager Technologies Inc. ,
0.750% , 11/15/30 (a) ............. 842,800
4,733,390
Automotive: Parts and Accessories — 0 .9%
800,000 Plug Power Inc. ,
6.750% , 12/01/33 (a) ............. 800,800
Business Services — 1 .6%
1,000,000 Live Nation Entertainment Inc. ,
2.875% , 01/15/30 ............... 1,053,000
Terawulf Inc.
250,000 1.000% , 09/01/31 (a) ............. 296,125
80,000 Zero Coupon , 05/01/32 (a) ......... 69,400
1,418,525
Computer Software and Services — 10 .1%
Akamai Technologies Inc.
1,375,000 1.125% , 02/15/29 ............... 1,361,937
900,000 0.250% , 05/15/33 (a) ............. 997,200
150,000 Bitdeer Technologies Group ,
4.000% , 11/15/31 (a) ............. 139,305
2,000,000 Box Inc. ,
1.500% , 09/15/29 ............... 1,950,000
1,000,000 CyberArk Software Ltd. ,
Zero Coupon , 06/15/30 (a) ......... 1,071,000
1,500,000 Nebius Group NV ,
2.750% , 09/15/32 (a) ............. 1,439,250
1,000,000 Parsons Corp. ,
2.625% , 03/01/29 ............... 1,030,500
1,000,000 Progress Software Corp. ,
3.500% , 03/01/30 ............... 1,014,250
9,003,442
Consumer Products — 1 .0%
850,000 Zoetis Inc. ,
0.250% , 06/15/29 (a) ............. 877,625
Consumer Services — 1 .5%
1,000,000 Uber Technologies Inc. , Ser. 2028 ,
0.875% , 12/01/28 ............... 1,299,500
Principal
Amount
Market
Value
Diversified Industrial — 2 .0%
$ 800,000 BWX Technologies Inc. ,
Zero Coupon , 11/01/30 (a) ......... $ 764,400
450,000 Enovix Corp. ,
4.750% , 09/15/30 (a) ............. 435,150
600,000 PureCycle Technologies Inc. ,
7.250% , 08/15/30 ............... 606,000
1,805,550
Energy and Energy Services — 6 .6%
550,000 Centrus Energy Corp. ,
Zero Coupon , 08/15/32 (a) ......... 709,088
600,000 Energy Fuels Inc. ,
0.750% , 11/01/31 (a) ............. 622,800
1,275,000 Eos Energy Enterprises Inc. ,
1.750% , 12/01/31 (a) ............. 1,239,937
1,500,000 FirstEnergy Corp. ,
3.875% , 01/15/31 (a) ............. 1,617,750
1,000,000 Golar LNG Ltd. ,
2.750% , 12/15/30 (a) ............. 966,750
600,000 Solaris Energy Infrastructure Inc. ,
0.250% , 10/01/31 ............... 650,625
50,000 Ur-Energy Inc. ,
4.750% , 01/15/31 (a) ............. 57,425
5,864,375
Energy and Utilities — 11 .2%
CMS Energy Corp.
1,100,000 3.375% , 05/01/28 ............... 1,179,200
400,000 3.125% , 05/01/31 (a) ............. 395,820
2,000,000 Fluor Corp. ,
1.125% , 08/15/29 ............... 2,283,400
1,400,000 Nabors Industries Inc. ,
1.750% , 06/15/29 ............... 1,140,580
1,875,000 Northern Oil & Gas Inc. ,
3.625% , 04/15/29 ............... 1,813,594
PPL Capital Funding Inc.
1,400,000 2.875% , 03/15/28 ............... 1,538,250
500,000 3.000% , 12/01/30 (a) ............. 501,832
1,000,000 WEC Energy Group Inc. ,
4.375% , 06/01/29 ............... 1,169,000
10,021,676
Equipment and Supplies — 1 .4%
1,000,000 Mirion Technologies Inc. ,
0.250% , 06/01/30 (a) ............. 1,241,750
Financial Services — 8 .1%
1,930,000 Bitfarms Ltd. ,
1.375% , 01/15/31 (a) ............. 1,209,917
1,500,000 Cleanspark Inc. ,
Zero Coupon , 02/15/32 (a) ......... 1,131,750

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Financial Services (Continued)
Coinbase Global Inc.
$ 600,000 0.250% , 04/01/30 ............... $ 616,050
250,000 Zero Coupon , 10/01/32 (a) ......... 224,250
820,000 Galaxy Digital Holdings LP ,
2.500% , 12/01/29 (a) ............. 1,037,382
350,000 Pagaya Technologies Ltd. ,
6.125% , 10/01/29 ............... 639,065
1,000,000 Riot Platforms Inc. ,
0.750% , 01/15/30 (a) ............. 1,133,750
1,000,000 WisdomTree Inc. ,
3.250% , 08/15/29 ............... 1,204,375
7,196,539
Food and Beverage — 1 .1%
800,000 Fomento Economico Mexicano SAB de CV ,
2.625% , 02/24/26 ............... 940,098
Health Care — 18 .2%
1,050,000 ANI Pharmaceuticals Inc. ,
2.250% , 09/01/29 ............... 1,325,100
1,200,000 Bridgebio Pharma Inc. ,
1.750% , 03/01/31 (a) ............. 2,089,500
250,000 Cogent Biosciences Inc. ,
1.625% , 11/15/31 ............... 293,950
750,000 Collegium Pharmaceutical Inc. ,
2.875% , 02/15/29 ............... 1,060,800
1,500,000 Cytokinetics Inc. ,
1.750% , 10/01/31 (a) ............. 1,870,650
1,500,000 Evolent Health Inc. ,
3.500% , 12/01/29 ............... 1,012,500
1,200,000 Halozyme Therapeutics Inc. ,
0.875% , 11/15/32 (a) ............. 1,221,000
150,000 Ionis Pharmaceuticals Inc. ,
Zero Coupon , 12/01/30 (a) ......... 160,125
1,250,000 Ligand Pharmaceuticals Inc. ,
0.750% , 10/01/30 (a) ............. 1,468,313
OSI Systems Inc.
650,000 2.250% , 08/01/29 ............... 967,200
250,000 0.500% , 02/01/31 (a) ............. 246,425
2,000,000 Sarepta Therapeutics Inc. ,
4.875% , 09/01/30 ............... 1,611,000
1,000,000 Tempus AI Inc. ,
0.750% , 07/15/30 (a) ............. 1,068,000
890,000 TransMedics Group Inc. ,
1.500% , 06/01/28 ............... 1,334,510
350,000 Travere Therapeutics Inc. ,
2.250% , 03/01/29 ............... 499,450
16,228,523
Principal
Amount
Market
Value
Metals and Mining — 1 .8%
$ 450,000 Endeavour Silver Corp. ,
0.250% , 01/15/31 (a) ............. $ 490,500
100,000 First Majestic Silver Corp. ,
0.125% , 01/15/31 (a) ............. 110,450
400,000 MP Materials Corp. ,
3.000% , 03/01/30 (a) ............. 999,400
1,600,350
Real Estate Investment Trusts — 1 .8%
1,600,000 Digital Realty Trust LP ,
1.875% , 11/15/29 (a) ............. 1,626,400
Retail — 0 .9%
500,000 Alibaba Group Holding Ltd. ,
0.500% , 06/01/31 ............... 777,750
Security Software — 0 .3%
220,000 Cloudflare Inc. ,
Zero Coupon , 06/15/30 (a) ......... 239,690
Semiconductors — 3 .0%
1,260,000 Cohu Inc. ,
1.500% , 01/15/31 (a) ............. 1,404,270
1,050,000 Nova Ltd. ,
Zero Coupon , 09/15/30 (a) ......... 1,308,300
2,712,570
Telecommunications — 4 .1%
1,000,000 ADTRAN Holdings Inc. ,
3.750% , 09/15/30 (a) ............. 1,081,000
350,000 Applied Digital Corp. ,
2.750% , 06/01/30 ............... 946,313
130,000 Impinj Inc. ,
Zero Coupon , 09/15/29 (a) ......... 134,095
700,000 Lumentum Holdings Inc. ,
0.375% , 03/15/32 (a) ............. 1,499,750
3,661,158
TOTAL CONVERTIBLE CORPORATE
BONDS ....................... 72,049,711
Shares
MANDATORY CONVERTIBLE SECURITIES (b) — 10 .3%
Aerospace — 1 .1%
14,465 The Boeing Co. ,
6.000% , 10/15/27 ............... 998,953
Computer Software and Services — 2 .0%
26,000 Hewlett Packard Enterprise Co. ,
7.625% , 09/01/27 ............... 1,733,940

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES(b) (Continued)
Energy and Energy Services — 0 .3%
5,800 The Southern Co. , Ser. A ,
7.125% , 12/15/28 ............... $ 292,088
Energy and Utilities — 2 .2%
40,000 NextEra Energy Inc. ,
7.234% , 11/01/27 ............... 1,950,000
Financial Services — 1 .5%
17,000 Shift4 Payments Inc. ,
6.000% , 05/01/28 ............... 1,360,170
Health Care — 1 .2%
8,540 BrightSpring Health Services Inc. ,
6.750% , 02/01/27 ............... 1,077,833
Semiconductors — 2 .0%
30,000 Microchip Technology Inc. ,
7.500% , 03/15/28 ............... 1,748,400
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................... 9,161,384
COMMON STOCKS — 5 .5%
Aerospace — 0 .1%
400 The Boeing Co. † .................. 86,848
Broadcasting — 0 .1%
35,000 Grupo Televisa SAB , ADR ............ 101,850
Computer Hardware — 0 .1%
400 International Business Machines Corp. .. 118,484
Computer Software and Services — 0 .1%
2,000 Confluent Inc. , Cl. A † ............... 60,480
Diversified Industrial — 1 .0%
200 AMETEK Inc. .................... 41,062
800 Chart Industries Inc. † .............. 164,984
1,000 General Electric Co. ................ 308,030
500 ITT Inc. ........................ 86,755
3,000 Textron Inc. ..................... 261,510
862,341
Energy and Energy Services — 0 .1%
2,500 Halliburton Co. ................... 70,650
Energy and Utilities — 0 .2%
12,000 Algonquin Power & Utilities Corp. ...... 73,800
900 National Fuel Gas Co. .............. 72,054
145,854
Entertainment — 0 .1%
1,000 Atlanta Braves Holdings Inc. , Cl. A † .... 42,490
Shares
Market
Value
7,500 Ollamani SAB † ................... $ 32,070
74,560
Equipment and Supplies — 0.0%
150 Donaldson Co. Inc. ................ 13,299
Financial Services — 1 .7%
300 American Express Co. .............. 110,985
400 Citigroup Inc. .................... 46,676
300 JPMorgan Chase & Co. ............. 96,666
200 Julius Baer Group Ltd. .............. 15,756
200 Morgan Stanley .................. 35,506
3,000 State Street Corp. ................. 387,030
6,500 The Bank of New York Mellon Corp. .... 754,585
100 The PNC Financial Services Group Inc. .. 20,873
1,468,077
Food and Beverage — 0 .1%
200 Brown-Forman Corp. , Cl. A .......... 5,262
700 Pernod Ricard SA ................. 60,135
1,000 Remy Cointreau SA ................ 43,059
300 The Campbell's Company ........... 8,361
116,817
Health Care — 0 .8%
1,000 Baxter International Inc. ............. 19,110
1,000 Dynavax Technologies Corp. † ......... 15,380
300 Johnson & Johnson ............... 62,085
1,000 Merck & Co. Inc. .................. 105,260
6,200 Pfizer Inc. ...................... 154,380
6,700 Roche Holding AG , ADR ............ 345,519
701,734
Hotels and Gaming — 0.0%
1,000 Caesars Entertainment Inc. † .......... 23,390
100 Wynn Resorts Ltd. ................ 12,033
35,423
Metals and Mining — 0 .1%
1,000 Newmont Corp. .................. 99,850
Real Estate Investment Trusts — 0 .7%
800 Alexander & Baldwin Inc. ............ 16,512
7,205 Crown Castle Inc. ................. 640,308
656,820
Retail — 0 .1%
150 Costco Wholesale Corp. ............. 129,351
Telecommunications — 0 .2%
200 Swisscom AG .................... 145,310

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Transportation — 0.0%
100 GATX Corp. ..................... $ 16,960
TOTAL COMMON STOCKS ........... 4,904,708
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 3 .3%
$ 2,965,000 U.S. Treasury Bills,
3.565 % to 3.651% †† , 03/05/26 to
03/19/26 ...................... 2,944,103
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 81,639,277 ) .............. $ 89,059,906
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt